Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories	10. Inventories
	As of December 31,
	2022	2023
	USD’000	USD’000
Raw materials	217	314
Packaging and other materials	2	2
Growing leaves	1,414	1,301
Finished goods	315	397
	1,948	2,014